UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	07/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

SSL-DOCS2 70180139v2

STATEMENT OF INVESTMENTS
CitizensSelect Prime Money Market Fund
July 31, 2012 (Unaudited)

Negotiable Bank Certificates of Deposit--7.8%	Principal Amount ($)		Value ($)
Credit Suisse New York (Yankee)
0.35%, 10/10/12	5,000,000		5,000,000
Royal Bank of Canada (Yankee)
0.54%, 8/1/12	5,200,000	a	5,200,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.50%, 10/18/12	5,000,000	b	5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $15,200,000)			15,200,000
Commercial Paper--14.8%
General Electric Capital Corp.
0.40%, 12/13/12	5,000,000		4,992,555
Sumitomo Mitsui Banking Corporation
0.34%, 10/16/12	4,000,000	b	3,997,129
Svenska Handelsbanken Inc.
0.39%, 10/1/12	5,000,000	b	4,996,696
Toyota Motor Credit Corp.
0.39%, 10/19/12	5,000,000		4,995,721
Westpac Banking Corp.
0.58%, 8/1/12	5,000,000	a,b	5,000,000
Westpac Securities NZ Ltd.
0.40%, 10/1/12	5,000,000	b	4,996,611
Total Commercial Paper
(cost $28,978,712)			28,978,712
Asset-Backed Commercial Paper--7.7%
CRC Funding
0.48%, 8/15/12	5,000,000	b	4,999,066
FCAR Owner Trust, Ser. II
0.28%, 9/5/12	5,000,000		4,998,639
Metlife Short Term Funding LLC
0.22%, 8/21/12	5,000,000	b	4,999,389
Total Asset-Backed Commercial Paper

(cost $14,997,094)		14,997,094
Time Deposits--18.4%
Bank of America N.A. (Grand Cayman)
0.01%, 8/1/12	8,000,000	8,000,000
Branch Banking & Trust Co. (Grand Cayman)
0.09%, 8/1/12	7,000,000	7,000,000
DnB Bank (Grand Cayman)
0.15%, 8/1/12	7,000,000	7,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
0.16%, 8/1/12	7,000,000	7,000,000
U.S. Bank NA (Grand Cayman)
0.19%, 8/1/12	7,000,000	7,000,000
Total Time Deposits
(cost $36,000,000)		36,000,000
U.S. Government Agency--7.7%
Federal Home Loan Bank
0.001%, 8/1/12
(cost $15,000,000)	15,000,000	15,000,000
U.S. Treasury Bills--12.8%
0.14%, 10/11/12
(cost $24,993,344)	25,000,000	24,993,344
Repurchase Agreements--30.6%
Deutsche Bank Securities Inc.
0.17%, dated 7/31/12, due 8/1/12 in the amount of
$20,000,094 (fully collateralized by $20,517,000 U.S.
Treasury Notes, 0.50%, due 7/31/17, value $20,400,053)	20,000,000	20,000,000
HSBC USA Inc.
0.16%, dated 7/31/12, due 8/1/12 in the amount of
$20,000,089 (fully collateralized by $19,202,500 U.S.
Treasury Notes, 2%-2.50%, due 4/30/15-11/15/21, value
$20,404,027)	20,000,000	20,000,000
UBS Securities LLC
0.17%, dated 7/31/12, due 8/1/12 in the amount of
$20,000,094 (fully collateralized by $16,484,400 U.S.
Treasury Inflation Protected Securities, 1.25%, due
7/15/20, value $20,400,120)	20,000,000	20,000,000
Total Repurchase Agreements

(cost $60,000,000)		60,000,000
Total Investments (cost $195,169,150)	99.8%	195,169,150
Cash and Receivables (Net)	.2%	350,463
Net Assets	100.0%	195,519,613

a	Variable rate security--interest rate subject to periodic change.
b

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, these securities amounted to $33,988,891 or 17.4% of net assets.

At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	195,169,150
Level 3 - Significant Unobservable Inputs	-
Total	195,169,150

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
CitizensSelect Treasury Money Market Fund
July 31, 2012 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--92.3%	of Purchase (%)	Amount ($)	Value ($)
8/2/12	0.06	23,000,000	22,999,964
8/16/12	0.06	80,000,000	79,998,167
8/23/12	0.05	30,000,000	29,999,099
8/30/12	0.07	64,000,000	63,996,335
9/13/12	0.07	15,000,000	14,998,852
9/20/12	0.08	55,000,000	54,994,080
10/11/12	0.10	76,000,000	75,984,981
11/29/12	0.13	40,000,000	39,982,333
Total U.S. Treasury Bills
(cost $382,953,811)			382,953,811

U.S. Treasury Notes--9.8%
9/17/12	0.10	30,000,000	30,046,764
10/15/12	0.11	10,800,000	10,827,939
Total U.S. Treasury Notes
(cost $40,874,703)			40,874,703
Total Investments (cost $423,828,514)		102.1%	423,828,514
Liabilities, Less Cash and Receivables		(2.1%)	(8,616,170)
Net Assets		100.0%	415,212,344

At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	423,828,514
Level 3 - Significant Unobservable Inputs	-
Total	423,828,514

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	Wednesday, September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	Wednesday, September 26, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	Wednesday, September 26, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)